Interim Statement Presentation (Policies)	9 Months Ended	12 Months Ended
	May 31, 2024	Aug. 31, 2023
Accounting Policies [Abstract]
Basis of Presentation and Use of Estimates

Basis of Presentation and Use of Estimates

The accompanying unaudited interim consolidated financial statements of the Company as of May 31, 2024, and for the three and nine months ended May 31, 2024 and 2023 have been prepared pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”) for quarterly reports on Form 10-Q and do not include all of the information and note disclosures required by U.S. generally accepted accounting principles (“U.S. GAAP”) for complete financial statements. These Consolidated Financial Statements should therefore be read in conjunction with the Consolidated Financial Statements and Notes thereto for the fiscal year ended August 31, 2023, included in our Annual Report on Form 10-K filed with the SEC on November 21, 2023.

The accompanying unaudited interim consolidated financial statements have been prepared in accordance with U.S. GAAP, which requires management to make estimates and assumptions that affect amounts reported in the Consolidated Financial Statements and accompanying disclosures. Actual results may differ from those estimates. The accompanying unaudited interim consolidated financial statements have been prepared on the same basis as the audited financial statements and include all adjustments (including normal recurring adjustments) that are, in the opinion of management, necessary for a fair presentation of the Company’s consolidated financial position as of May 31, 2024, results of operations, stockholders’ equity and cash flows for the three and nine months ended May 31, 2024 and 2023. The Company did not record an income tax provision during the periods presented due to net taxable losses. The results of operations for any interim period are not necessarily indicative of the results of operations for the entire year.

The preparation of consolidated financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the accounting period. The Company considers its accounting policies relating to the impairment of long-lived assets and stock-based compensation to be the most significant accounting policy that involves management estimates and judgments. The Company has made accounting estimates based on the facts and circumstances available as of the reporting date. Actual amounts could differ from these estimates, and such differences could be material.

These consolidated financial statements presented are those of SWT and its wholly owned subsidiaries, SolarWindow Asia (USA) Corp., and the Korean Subsidiary. All significant intercompany balances and transactions have been eliminated.

As more fully described in Note 3, on January 13, 2023, the Board determined that it is in the best interests of the Company to discontinue operations in South Korea and to dissolve the Korean Subsidiary. In accordance with applicable accounting guidance, the results of the Korean Subsidiary are presented as discontinued operations in the Consolidated Statements of Operations and Comprehensive Loss and, as such, have been excluded from continuing operations. The Consolidated Statements of Cash Flows are presented on a consolidated basis for both continuing operations and discontinued operations.

Information regarding the Company’s significant accounting policies is contained in Note 2, “Summary of significant accounting policies,” to the consolidated financial statements in the Company’s Annual Report on Form 10-K for the year ended August 31, 2023. Presented below and in the following notes is supplemental information that should be read in conjunction with “Notes to Financial Statements” in the Annual Report.

Basis of Presentation and Use of Estimates

The Management of the Company is responsible for the selection and use of appropriate accounting policies and their application. Critical accounting policies and practices are those that are both most important to the portrayal of the Company’s financial condition and results and require management’s most difficult, subjective, or complex judgments, often as a result of the need to make estimates about the effects of matters that are inherently uncertain. The Company’s significant and critical accounting policies and practices are disclosed below as required by generally accepted accounting principles.

Basis of presentation

The accompanying consolidated financial statements and related notes have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the accounting period. The Company considers its accounting policies relating to stock-based compensation to be the most significant accounting policy that involves management estimates and judgments. The Company has made accounting estimates based on the facts and circumstances available as of the reporting date. Actual amounts could differ from these estimates, and such differences could be material.

Fiscal Year-End

The Company’s quarterly periods end on November 30, February 28 and May 31 with August 31 being the Company’s fiscal year end.

Fiscal quarter	Fiscal quarter The Company’s quarterly periods end on November 30, February 29, May 31, and August 31. The Company’s third quarter in fiscal 2024 and 2023 ended on May 31, 2024 and 2023, respectively.
Cash and Highly Liquid Investments

Cash and Highly Liquid Investments

Cash includes cash on hand and highly liquid investments with original maturities of three months or less from the date of purchase. The Company had $4,841,098 of cash and short-term deposits as of May 31, 2024, including $212,814 held in the US and covered by FDIC insurance, and $4,628,284 held in Canadian banks with $4,554,954 in excess of Canadian Deposit Insurance Corporation insured limits.

	May 31,	August 31,
	2024	2023
Cash	$841,098	$492,610
Short-term investments	4,000,000	5,500,000
	$4,841,098	$5,992,610

Short-term investments

Short-term investments

The Company determines the balance sheet classification of its investments at the time of purchase and evaluates the classification at each balance sheet date. Money market funds, certificates of deposit, and time deposits with maturities of greater than three months but no more than twelve months are carried at cost, which approximates fair value and are recorded in the consolidated balance sheets in short-term investments. Time Deposits pay the interest earned at the time of maturity or redemption. During the nine months ended May 31, 2024, $4,900,000 of time deposits matured and $600,000 was redeemed. During the three and nine months ended May 31, 2024, the Company received $0 and $270,161, respectively, of earned interest on the time deposits originally purchased in February 2023. On February 28, 2024, the Company purchased new time deposits, which consist of a 12-month $2,500,000 fixed-term deposit earning interest of 5.2%, a 12-month $500,000 fixed-term deposit earning interest of 4.50% and a 6-month $1,000,000 fixed-term deposit earning interest of 5.10%. During the three and nine months ended May 31, 2024, the Company recognized $51,850 and $172,426 of interest income related to short-term investments. During the three and nine months ended May 31, 2023, the Company recognized $75,616 and $87,123 of interest income related to short-term investments.

Short-term investments

The Company determines the balance sheet classification of its investments at the time of purchase and evaluates the classification at each balance sheet date. Money market funds, certificates of deposit, and time deposits with maturities of greater than three months but no more than twelve months are carried at cost, which approximates fair value and are recorded in the consolidated balance sheets in short-term investments. As of August 31, 2023, short-term investments consists of a 12-month $4,000,000 fixed-term deposit earning interest of 5.3%, and a 12-month $1,500,000 fixed term deposit earning interest of 4.25% purchased in February 2023.

Prepaid Expenses and Other Current Assets

Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets includes the following items:

	May 31,	August 31,
	2024	2023
Prepaid expenses	$—	$24,250
Prepaid insurance premium	39,777	67,833
Interest income receivable (a)	51,850	149,585
Equipment deposit refund receivable (b)	608,705	—
Total	$700,332	$241,668

(a)	Relates to interest receivable in short term deposits as described above under NOTE 2 – Interim Statement Presentation, “Short-term Investments.”
(b)	For additional information, see NOTE 5 – Property and Equipment

Accounting Pronouncements

Accounting Pronouncements

The Company reviews new accounting standards as issued. Although some of these accounting standards issued or effective after the end of the Company’s previous fiscal year may be applicable, the Company has not identified any standards that the Company believes merit further discussion.

Recent accounting pronouncements not yet adopted

None.

Recently adopted accounting pronouncements

None.

Accounting Pronouncements

The Company reviews new accounting standards as issued. Although some of these accounting standards issued or effective after the end of the Company’s previous fiscal year may be applicable, the Company has not identified any standards that the Company believes merit further discussion.

Recent accounting pronouncements not yet adopted

None.

Recently adopted accounting pronouncements

In December 2019, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2019-12, Income Taxes – Simplifying the Accounting for Income Taxes. The guidance removes certain exceptions for recognizing deferred taxes for equity method investments, performing intra period allocation, and calculating income taxes in interim periods. The ASU also adds guidance to reduce complexity in certain areas, including recognizing deferred taxes for goodwill and allocating taxes to members of a consolidated group, among others. This guidance is effective for interim and annual reporting periods beginning after December 15, 2020. Early adoption of the standard is permitted, including adoption in interim or annual periods for which financial statements have not yet been issued. The transition requirements are dependent upon each amendment within this update and applied either prospectively or retrospectively. The Company adopted ASU 2019-12 beginning September 1, 2021 with no impact on its Financial Statements.

Principles of Consolidation

Principles of Consolidation

These consolidated financial statements presented are those of SolarWindow Technologies, Inc. and its wholly owned subsidiaries, SolarWindow Asia (USA) Corp., and SolarWindow Asia Co. Ltd. All significant intercompany balances and transactions have been eliminated.

Cash and Highly Liquid Investments

Cash and Highly Liquid Investments

Cash includes cash on hand and highly liquid investments with original maturities of three months or less from the date of purchase. The Company had $5,992,610 of cash and short-term deposits as of August 31, 2023, including $134,218 held in the US and covered by FDIC insurance, and $5,857,681 held in Canadian bank accounts with $5,783,777 in excess of Canadian Deposit Insurance Corporation insured limits.

	August 31,
	2023	2022
Cash	$492,610	$8,077,849
Short-term investments	5,500,000	—
	$5,992,610	$8,077,849

Fair Value Measurements

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Company utilizes a three-tier fair value hierarchy which prioritizes the inputs used in measuring fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to unobservable inputs (level 3 measurements). These tiers include:

Level 1, defined as observable inputs such as quoted prices for identical instruments in active markets;

Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and

Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

During the periods covered by this report, the Company did not have any assets or liabilities that were required to be measured at fair value on a recurring basis or on a non-recurring basis.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The Company’s financial instruments consist of accounts payable and accrued expenses. The carrying amounts of the Company’s financial instruments approximate fair value because of the short-term maturity of these items. These fair value estimates are subjective in nature and involve uncertainties and matters of significant judgment and, therefore, cannot be determined with precision. Changes in assumptions could significantly affect those estimates. We do not hold or issue financial instruments for trading purposes, nor do we utilize derivative instruments.

Stock-Based Compensation

Stock-Based Compensation

The Company accounts for stock-based compensation in accordance with Accounting Standards Codification (“ASC”) 718, Stock Based Compensation.  ASC 718 requires all stock-based payments to directors, employees and consultants, including grants of stock options, to be recognized in the consolidated statements of operations based on their fair values. The Company uses the Black-Scholes option pricing model (the “Black-Scholes Model”) to determine the weighted-average fair value of options granted and recognizes the compensation expense of stock-based awards on a straight-line basis over the vesting period of the award. If a stock-based award contains performance-based conditions, at the point that it becomes probable that the performance conditions will be met, the Company records a cumulative catch-up of the expense from the grant date to the current date, and then amortizes the remainder of the expense over the remaining service period. Management evaluates when the achievement of a performance-based condition is probable based on the expected satisfaction of the performance conditions as of the reporting date.

The determination of the fair value of stock-based payment awards utilizing the Black-Scholes option pricing model requires the use of the following assumptions: expected volatility of our common stock, which is based on our own calculated historical rate; expected life of the option award, which we elected to calculate using the simplified method; expected dividend yield, which is 0%, as we have not paid and do not have any plans to pay dividends on our common stock; and the risk-free interest rate, which is based on the U.S. Treasury rate in effect at the time of grant with maturities equal to the stock option award’s expected life. The Company evaluates the assumptions used to value the awards at each grant date and if factors change and different assumptions are utilized, stock-based compensation expense may differ significantly from what has been recorded in the past. If there are any modifications or cancellations of the underlying unvested securities, the Company may be required to accelerate, increase or cancel any remaining unearned stock-based compensation expense. Forfeitures are accounted for as they occur. See “NOTE 5 – Common Stock and Warrants” and “NOTE 5 - Stock Options” for additional information on the Company’s stock-based compensation plans.

Property and Equipment

Property and Equipment

Fixed assets are carried at cost, less accumulated depreciation. Major improvements are capitalized, while repair and maintenance are expensed when incurred. Renewals and betterments that materially extend the life of the assets are capitalized. When assets are retired or otherwise disposed of, the cost and related accumulated depreciation are removed from the accounts, and any resulting gain or loss is reflected in that period.

Depreciation is computed on a straight-line basis over estimated useful lives of the related assets. The estimated useful lives of depreciable assets are:

Estimated
Useful Lives (Years)
Computer equipment and software	3-5
Equipment, furniture and fixtures	5

Patent and Trademark Costs

Patent and Trademark Costs

Costs related to filing and pursuing patent applications are recorded as general and administrative expense and expensed as incurred since recoverability of such expenditures is uncertain.

Research and Product Development

Research and Product Development

Research and product development costs represent costs incurred to develop the Company’s technology, including salaries and benefits for research and development personnel, allocated overhead and facility occupancy costs, supplies, equipment purchase and repair and other costs. Research and product development costs are expensed when incurred, except for advance payments for future research and development activities which are deferred and recognized as expense as the related services are performed.

Income Taxes

Income Taxes

The Company accounts for income taxes using the asset and liability method. Under the asset and liability method, deferred tax assets and liabilities are recognized for the future tax consequences attributed to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and tax credits and loss carry-forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences and carry-forwards are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. A valuation allowance is established when necessary to reduce deferred tax assets to amounts expected to be realized. The Company reports a liability for unrecognized tax benefits resulting from uncertain income tax positions, if any, taken or expected to be taken in an income tax return. Estimated interest and penalties are recorded as a component of interest expense or other expense, respectively.

Segment Reporting

Segment Reporting

The Company’s business is considered to be operating in one segment based upon the Company’s organizational structure, the way in which the operations are managed and evaluated, the availability of separate financial results and materiality considerations.

Net Income (Loss) Per Share

Net Income (Loss) Per Share

The computation of basic earnings per share (“EPS”) is based on the weighted average number of shares that were outstanding during the period, including shares of common stock that are issuable at the end of the reporting period. The computation of diluted EPS is based on the number of basic weighted-average shares outstanding plus the number of common shares that would be issued assuming the exercise of all potentially dilutive common shares outstanding using the treasury stock method. The computation of diluted net income per share does not assume conversion, exercise or contingent issuance of securities that would have an antidilutive effect on earnings per share. Therefore, when calculating EPS if the Company experienced a loss, there is no inclusion of dilutive securities as their inclusion in the EPS calculation is antidilutive. Furthermore, options and warrants will have a dilutive effect under the treasury stock method only when the average market price of the common stock during the period exceeds the exercise price of the options or warrants (they are in the money).

The shares listed below were not included in the computation of diluted losses per share because to do so would be antidilutive for the periods presented:

	Years Ended August 31,
	2023	2022
Stock options	4,207,400	6,761,400
Warrants	16,666,667	19,281,917
	20,874,067	26,043,317

Also, the 2023 EPS for continuing operations ($0.04), as rounded up from ($0.038), and discontinued operations ($0.01), as rounded up from ($0.006), are rounded to the nearest penny, and when added together total ($0.05). However, due to rounding the net loss per share is calculated at ($0.04) which is rounded down from ($0.044).

Foreign Currency Translation Gain and Comprehensive Income (Loss)

Foreign Currency Translation Gain and Comprehensive Income (Loss)

In countries in which the Company operates, and the functional currency is other than the U.S. dollar, assets and liabilities are translated using published exchange rates in effect at the consolidated balance sheet date. Expenses and cash flows are translated using an approximate weighted average exchange rate for the period. Resulting translation adjustments are recorded as a component of accumulated other comprehensive income on the accompanying consolidated balance sheet. For the years ended August 31, 2023 and 2022, comprehensive loss includes a loss of $4,528 and $58,759, respectively, which were entirely from foreign currency translation.

As of and for the years ended August 31, 2023 and 2022, the Company used the following exchange rates.

		Approximate weighted		Approximate weighted
		average exchange rate		average exchange rate
	Exchange rate at	For the year ended	Exchange rate at	For the year ended
Currency	August 31, 2023	August 31, 2023	August 31, 2022	August 31, 2022
Korean Won	1,324.00	1,321.29	1,342.00	1,230.36